Note 13 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Derivative Instruments [Table Text Block]
December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
		Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain Recognized in Gain on derivative instruments, net	Amount of Gain Recognized in Gain on derivative instruments, net
		For the period from September 29 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Bunker swap agreements	Gain on derivative instruments, net	$-	$-	$(41)
EUA Futures	Gain on derivative instruments, net	-	-	229
Forward Freight Agreements	Gain on derivative instruments, net	-	-	12,475
Foreign currency options	Gain on derivative instruments, net	-	-	268
Total		$-	$-	$12,931

Costamare Bulkers Holdings Limited Predecessor [Member]
Schedule of Derivative Instruments [Table Text Block]
As of December 31, 2024
	Derivatives	Derivatives
	Assets - Current	Assets - Non-Current
FFAs*	$8,590	$120
Bunker swaps	37	-
Bunker swaps*	304	-
EUA Futures	160	147
Total gross derivative contracts	$9,091	$267

Amounts offset
Counterparty netting*	(8,894)	(120)
Total derivative assets, December 31, 2024	$197	$147
	Derivatives Liabilities - Current	Derivatives Liabilities - Non-Current
FFAs*	$(22,653)	$(5,212)
Bunker swaps	(308)	(15)
Bunker swaps*	(398)	(67)
Total gross derivative contracts	$(23,359)	$(5,294)

Amounts offset
Counterparty netting*	8,894	120
Total derivative liabilities, December 31, 2024	$(14,465)	$(5,174)

Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]
The Effect of Derivative Instruments for the years ended December 31, 2023 and 2024 and the period from January 1, 2025 to May 6, 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Interest rate caps (included component)	$3,124	$2,417	$-
Interest rate caps (excluded component) (1)	(4,883)	(1,065)	-
Reclassification to Interest and finance costs	(4,989)	(4,231)	-
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	1,661	1,975	-
Total	$(5,087)	$(904)	$-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]
Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (loss) on derivative instruments, net
		For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Interest rate caps	Gain / (loss) on derivative instruments, net	$2,511	$568	$-
Forward Freight Agreements	Gain / (loss) on derivative instruments, net	5,421	(47,684)	373
Bunker swap agreements	Gain / (loss) on derivative instruments, net	(1,491)	3,825	(1,061)
EUA Futures	Gain / (loss) on derivative instruments, net	-	276	(22)
Forward currency contracts	Gain / (loss) on derivative instruments, net	(26)	-	-
Total		$6,415	$(43,015)	$(710)